Accounting policies - Schedule of Exchange Rates of Real for Functional Currencies of Subsidiaries (Detail)	Dec. 31, 2019	Dec. 31, 2018
United States dollar (U.S.$) [member]
Disclosure of foreign exchange rates [line items]
Foreign currency exchange rate	4.0307	3.8748
British pound (GBP) [member]
Disclosure of foreign exchange rates [line items]
Foreign currency exchange rate	5.3270	4.9617
Euro Member Countries, Euro
Disclosure of foreign exchange rates [line items]
Foreign currency exchange rate	4.5305	4.4390